UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wachovia Capital Partners, LLC
Address:  301 S College St
	  12th Fl
          Charlotte, North Carolina 28288

13F File Number: 028-13563

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jane E. Washington
Title:   VP Trust Operations, Management Support Services
Phone:   612-667-4922

Signature, Place, and Date of Signing:

   /s/	Jane E. Washington	Minneapolis, MN		May 3, 2010

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company